Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Cash Flows from Operating Activities
Net income	$ 290	$ 938
Adjustments to reconcile net income to net cash flows from operating activities:
Net amortization of premiums and accretion of discounts on investments	136	327
Net gain on sales of securities		(36)
Gain on sale of loans	(2,146)	(2,252)
Proceeds from loans sold	72,249	76,220
Loans originated for sale	(70,814)	(72,147)
Amortization of net deferred loan origination costs	353	249
Depreciation and amortization	473	444
Provision for loan losses	271	180
Expense related to ESOP	52	44
Deferred income tax expense (benefit)	160	(116)
Earnings on investment in bank owned life insurance	(62)	(67)
(Increase) decrease in accrued interest receivable	(172)	3
Increase in other assets	(461)	(900)
(Decrease) increase in other liabilities	(585)	675
Net Cash Flows From Operating Activities	(256)	3,562
Cash Flows from Investing Activities
Purchases of securities available-for-sale	(7,533)	(12,579)
Proceeds from maturities and calls of securities available-for-sale	3,500	11,285
Proceeds from sales of securities available-for-sale		2,213
Proceeds from principal paydowns on securities available-for-sale	3,284	1,106
Purchases of securities held-to-maturity	(547)	(2,204)
Proceeds from maturities and calls of securities held-to-maturity	1,250	7,334
Proceeds from sales of securities held-to-maturity		393
Proceeds from principal paydowns on securities held-to-maturity	108	26
Net increase in loans	(37,143)	(24,791)
Purchase of restricted stock, net	(384)	(498)
Purchase of premises and equipment	(362)	(875)
Net Cash Flows From Investing Activities	(37,827)	(18,590)
Cash Flows from Financing Activities
Net increase (decrease) in deposits	33,757	(2,627)
Proceeds from long-term borrowings	16,501	19,000
Repayments on long-term borrowings	(15,867)	(14,279)
Net increase in short-term borrowings	7,000	6,000
Net proceeds from stock conversion and offering		8,990
Stock based compensation	133
Effect of stock repurchase plan	(1,062)
Net increase (decrease) in official bank checks	611	(796)
Net Cash Flows From Financing Activities	41,073	16,288
Change in Cash and Cash Equivalents	2,990	1,260
Cash and Cash Equivalents - Beginning	7,407	6,147
Cash and Cash Equivalents - Ending	10,397	7,407
Supplementary Cash Flows Information
Interest paid	2,755	2,145
Taxes paid	$ 361	$ 306